Income tax provision (benefit) (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Current:
Federal			$ (81,614)	$ (9,979)
State			(6,069)	66,678
Current Income Tax Expense (Benefit)			(87,683)	56,699
Deferred:
Federal			25,598	(81,277)
State			14,590	(46,459)
Deferred Income Tax Expense (Benefit)			40,188	(127,736)
(Benefit) provision for income taxes	$ (29,891)	$ (41,553)	$ (47,495)	$ (71,037)